Retirement Benefits - Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value of plan assets [Line Items]
Total	¥ (17,928)
Plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Total	1,642,554	¥ 1,627,110	¥ 1,318,073
Plan assets [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Total	839,999	904,720
Plan assets [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Total	802,555	722,390
Plan assets [member] | Pension funds [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	358,156	405,974
Debt instruments	223,764	233,162
General account of life insurance companies	41,297	40,333
Other investments and short-term assets	441,009	343,282
Plan assets [member] | Pension funds [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	223,856	248,064
Debt instruments	10,790	14,552
General account of life insurance companies	222	117
Other investments and short-term assets	38,051	48,178
Plan assets [member] | Pension funds [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	134,300	157,910
Debt instruments	212,974	218,610
General account of life insurance companies	41,075	40,216
Other investments and short-term assets	402,958	295,104
Plan assets [member] | Retirement benefit trusts [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	491,119	532,696
Other short-term assets	87,209	71,663
Plan assets [member] | Retirement benefit trusts [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	488,762	530,485
Other short-term assets	78,318	63,324
Plan assets [member] | Retirement benefit trusts [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	2,357	2,211
Other short-term assets	¥ 8,891	¥ 8,339